Janus Henderson Triton Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares/Principal/ Contract Amounts	Value
Common Stocks – 98.6%
Aerospace & Defense – 1.3%
Standardaero Inc*	1,630,369	$51,601,179
Voyager Technologies Inc - Class A*	553,993	21,744,225
		73,345,404
Automobiles – 0.4%
Thor Industries Inc#	241,227	21,423,370
Biotechnology – 9.1%
89bio Inc*	2,345,178	23,029,648
Akero Therapeutics Inc*	388,166	20,712,538
Arcellx Inc*	185,477	12,213,660
Ascendis Pharma A/S (ADR)*	309,822	53,475,277
Avidity Biosciences Inc*	1,108,667	31,486,143
Biohaven Ltd*	891,631	12,580,913
Bridgebio Pharma Inc*	895,082	38,649,641
Centessa Pharmacuticals PLC (ADR)*	953,941	12,534,785
Crinetics Pharmaceuticals Inc*	460,545	13,245,274
Disc Medicine Inc*	194,527	10,302,150
IDEAYA Biosciences Inc*	760,570	15,987,181
Insmed Inc*	354,712	35,698,216
Janux Therapeutics Inc*	495,768	11,452,241
Madrigal Pharmaceuticals Inc*	137,760	41,691,686
Mirum Pharmaceuticals Inc*	679,100	34,559,399
Neurocrine Biosciences Inc*	296,317	37,244,084
Revolution Medicines Inc*	751,076	27,632,086
Soleno Therapeutics Inc*	445,127	37,292,740
Travere Therapeutics Inc*	462,692	6,847,842
Vaxcyte Inc*	743,333	24,165,756
Xenon Pharmaceuticals Inc*	515,197	16,125,666
		516,926,926
Building Products – 2.2%
Carlisle Cos Inc	135,406	50,560,600
Zurn Water Solutions Corp	2,092,149	76,509,889
		127,070,489
Capital Markets – 3.9%
Cboe Global Markets Inc	345,530	80,581,051
Hamilton Lane Inc	193,863	27,551,809
LPL Financial Holdings Inc	312,447	117,158,252
		225,291,112
Chemicals – 2.3%
Sensient Technologies Corp	1,310,505	129,110,953
Commercial Services & Supplies – 4.5%
Brady Corp	352,312	23,946,647
Clean Harbors Inc*	321,371	74,294,548
Driven Brands Holdings Inc*	2,120,665	37,238,877
MSA Safety Inc	150,720	25,250,121
Rentokil Initial PLC (ADR)	3,997,783	95,946,792
		256,676,985
Construction & Engineering – 1.9%
APi Group Corp*	1,256,251	64,131,614
Sterling Construction Co Inc*	180,259	41,591,159
		105,722,773
Containers & Packaging – 3.0%
Crown Holdings Inc	1,055,437	108,688,902
Silgan Holdings Inc	1,152,397	62,436,870
		171,125,772
Diversified Consumer Services – 0.8%
Stride Inc*	299,126	43,430,104
Diversified Financial Services – 4.8%
Euronet Worldwide Inc*	801,089	81,214,403
Shift4 Payments Inc - Class A*,#	1,004,808	99,586,521
Walker & Dunlop Inc	700,304	49,357,426
WEX Inc*	283,249	41,606,445
		271,764,795
Diversified Telecommunication Services – 1.5%
AST SpaceMobile Inc*,#	1,860,025	86,918,968

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Electric Utilities – 1.4%
NRG Energy Inc	515,940	$82,849,645
Electrical Equipment – 0.5%
EnerSys	355,730	30,510,962
Electronic Equipment, Instruments & Components – 10.1%
Flex Ltd*	2,566,638	128,126,569
Itron Inc*	394,655	51,948,438
Mirion Technologies Inc*	5,752,002	123,840,603
OSI Systems Inc*	559,484	125,805,572
Teledyne Technologies Inc*	280,982	143,949,888
		573,671,070
Food & Staples Retailing – 2.2%
Casey's General Stores Inc	243,802	124,404,847
Food Products – 0.8%
Premium Brands Holdings Corp#	724,887	43,239,808
Health Care Equipment & Supplies – 6.7%
Glaukos Corp*	607,141	62,711,594
Globus Medical Inc*	1,221,349	72,084,018
ICU Medical Inc*	412,111	54,460,469
Inspire Medical Systems Inc*	193,946	25,168,372
Lantheus Holdings Inc*	1,002,596	82,072,509
Penumbra Inc*	202,367	51,933,443
STERIS PLC	143,660	34,510,005
		382,940,410
Health Care Providers & Services – 0.8%
HealthEquity Inc*	460,198	48,210,342
Health Care Technology – 0.7%
Doximity Inc - Class A*	696,723	42,736,989
Hotels, Restaurants & Leisure – 5.1%
Aramark	2,604,903	109,067,289
Churchill Downs Inc	422,277	42,649,977
Sportradar Group AG - Class A*	1,753,187	49,229,491
Wendy's Co	2,485,464	28,383,999
Wingstop Inc	182,906	61,591,766
		290,922,522
Household Durables – 0.9%
Cavco Industries Inc*	53,551	23,264,161
Dream Finders Homes Inc - Class A*,#	1,085,172	27,270,372
		50,534,533
Insurance – 2.2%
Axis Capital Holdings Ltd	804,938	83,568,663
Kinsale Capital Group Inc	91,465	44,259,914
		127,828,577
Interactive Media & Services – 0.4%
Ziff Davis Inc*	669,823	20,275,542
Life Sciences Tools & Services – 0.4%
Bruker Corp	544,024	22,413,789
OmniAb Inc - 12.5 Earnout*	340,494	234,124
OmniAb Inc - 15 Earnout*	340,494	201,981
		22,849,894
Machinery – 4.7%
Crane Co	169,399	32,167,176
Donaldson Co Inc	723,151	50,150,522
Gates Industrial Corp PLC*	2,972,971	68,467,522
ITT Inc	511,353	80,195,491
SPX Technologies Inc*	239,015	40,078,035
		271,058,746
Oil, Gas & Consumable Fuels – 1.1%
Magnolia Oil & Gas Corp	2,867,357	64,458,185
Personal Products – 0.9%
BellRing Brands Inc*	611,344	35,415,158
elf Beauty Inc*	129,708	16,140,863
		51,556,021
Pharmaceuticals – 2.3%
Edgewise Therapeutics Inc*	391,005	5,126,076
Ligand Pharmaceuticals Inc*	596,822	67,846,725
Structure Therapeutics Inc (ADR)*	513,351	10,646,900
Verona Pharma PLC (ADR)*	531,037	50,225,479
		133,845,180

	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Professional Services – 8.7%
Alight Inc - Class A	6,330,527	$35,830,783
Broadridge Financial Solutions Inc	384,025	93,329,596
CACI International Inc - Class A*	117,602	56,060,873
CBIZ Inc*	355,044	25,460,205
Ceridian HCM Holding Inc*	404,471	22,403,649
MAXIMUS Inc	394,882	27,720,716
Parsons Corp*	402,541	28,890,368
SS&C Technologies Holdings Inc	1,990,717	164,831,368
UL Solutions Inc - Class A	547,019	39,855,804
		494,383,362
Real Estate Management & Development – 0.6%
Colliers International Group Inc - Subordinate Voting Shares	264,385	34,512,818
Road & Rail – 1.0%
Saia Inc*	205,649	56,345,770
Semiconductor & Semiconductor Equipment – 2.2%
Entegris Inc	351,032	28,310,731
MACOM Technology Solutions Holdings Inc*	235,962	33,810,995
ON Semiconductor Corp*	1,196,474	62,707,202
		124,828,928
Software – 6.4%
Alkami Technology Inc*	1,230,982	37,101,798
Blackbaud Inc*	954,360	61,279,456
Clearwater Analytics Holdings Inc - Class A*	1,540,438	33,781,805
Consensus Cloud Solutions Inc*,£	1,371,886	31,635,691
Dynatrace Inc*	1,648,945	91,038,253
Klaviyo Inc - Class A*	674,348	22,644,606
Nice Ltd (ADR)*	191,885	32,411,295
Pagerduty Inc*	1,369,509	20,926,098
Procore Technologies Inc*	479,029	32,775,164
		363,594,166
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	474,434	57,577,310
Textiles, Apparel & Luxury Goods – 1.8%
Gildan Activewear Inc	1,302,836	64,151,645
On Holding AG - Class A*	718,791	37,413,071
		101,564,716
Total Common Stocks (cost $3,297,972,027)		5,623,507,994
Private Placements – 0.5%
Health Care Technology – 0.2%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	16,649,170	10,776,009
Professional Services – 0%
IntelyCare Inc*,¢,§	1,023,958	2,590,614
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	4,244,659
Loadsmart Inc - Series D*,¢,§	1,075,313	12,097,271
		16,341,930
Total Private Placements (cost $64,532,981)		29,708,553
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $52,530,541)	52,520,037	52,530,541
Investments Purchased with Cash Collateral from Securities Lending – 2.3%
Investment Companies – 2.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	119,287,394	119,287,394
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 7/1/25	$11,808,044	11,808,044
Total Investments Purchased with Cash Collateral from Securities Lending (cost $131,095,438)		131,095,438
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $5,224,400, premiums paid $1,475,540, unrealized depreciation $(856,342), exercise price $22.50, expires 3/20/26*	3,530	619,198
Total Investments (total cost $3,547,606,527) – 102.4%		5,837,461,724
Liabilities, net of Cash, Receivables and Other Assets – (2.4)%		(135,335,047)
Net Assets – 100%		$5,702,126,677

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,366,080,039	91.9%
Canada	152,680,280	2.6
United Kingdom	146,172,271	2.5
Switzerland	86,642,562	1.5
Denmark	53,475,277	0.9
Israel	32,411,295	0.6
Total	$5,837,461,724	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Common Stocks - 0.5%
Software - 0.5%
Consensus Cloud Solutions Inc*
	$33,167,561	$644,042	$(1,579,868)	$(635,816)	$39,772	$31,635,691	1,371,886	$-
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	48,564,162	828,179,343	(824,212,964)	(1,892)	1,892	52,530,541	52,520,037	1,862,204
Investments Purchased with Cash Collateral from Securities Lending - 2.1%
Investment Companies - 2.1%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	46,752,811	431,307,546	(358,772,963)	-	-	119,287,394	119,287,394	239,093 ∆
Total Affiliated Investments - 3.6%
	$128,484,534	$1,260,130,931	$(1,184,565,795)	$(637,708)	$41,664	$203,453,626	173,179,317	$2,101,297

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	9/18/25	54,560,000	$(73,479,547)	$1,435,224
Canadian Dollar	9/18/25	(8,258,000)	6,058,200	(30,896)
				1,404,328
Barclays Capital, Inc.:
British Pound	9/18/25	(19,369,000)	26,105,746	(489,273)
Canadian Dollar	9/18/25	(37,859,000)	27,847,968	(67,640)
				(556,913)
BNP Paribas:
Canadian Dollar	9/18/25	(1,542,000)	1,131,859	(5,145)
Citibank, National Association:
British Pound	9/18/25	(63,804,000)	85,916,233	(1,691,209)
Canadian Dollar	9/18/25	53,564,000	(39,302,081)	193,723
				(1,497,486)
Goldman Sachs & Co. LLC:
British Pound	9/18/25	(18,357,000)	24,721,666	(483,805)
Canadian Dollar	9/18/25	6,046,000	(4,440,928)	17,133
				(466,672)
HSBC Securities (USA), Inc.:
British Pound	9/18/25	1,049,000	(1,412,128)	28,224
Canadian Dollar	9/18/25	(45,721,000)	33,554,924	(157,787)
				(129,563)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
British Pound	9/18/25	11,155,000	$(15,023,197)	$293,413
Canadian Dollar	9/18/25	(21,143,000)	15,515,187	(74,757)
				218,656
Morgan Stanley & Co. International PLC:
British Pound	9/18/25	4,917,000	(6,622,098)	129,294
Canadian Dollar	9/18/25	(31,508,000)	23,121,879	(110,773)
				18,521
State Street Bank and Trust Company:
British Pound	9/18/25	(70,643,666)	95,061,013	(1,937,779)
Canadian Dollar	9/18/25	7,209,000	(5,291,029)	24,580
				(1,913,199)
Total				$(2,927,473)

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	6,100	55.00	USD	1/16/26	$(28,505,300)	$3,445,280	$(2,795,918)	$(6,241,198)
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	3,200	60.00	USD	6/18/26	(14,953,600)	2,457,690	(1,658,088)	(4,115,778)
Total OTC Written Options						$5,902,970	$(4,454,006)	$(10,356,976)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$196,420,113
Average amounts sold - in USD	403,009,660
Options:
Average value of option contracts purchased	1,288,538
Average value of option contracts written	1,867,686

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $29,708,553, which represents 0.5% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
IntelyCare Inc	3/29/22	$25,081,955	$2,590,614	0.0%
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	10,776,009	10,776,009	0.2
Loadsmart Inc - Series A	1/4/22	7,168,757	4,244,659	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	12,097,271	0.2
Total		$64,532,981	$29,708,553	0.5%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$22,413,789	$436,105	$-
All Other	5,600,658,100	-	-
Private Placements	-	-	29,708,553
Investment Companies	-	52,530,541	-
Investments Purchased with Cash Collateral from Securities Lending	-	131,095,438	-
OTC Purchased Options – Calls	-	619,198	-
Total Investments in Securities	$5,623,071,889	$184,681,282	$29,708,553
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,121,591	-
Total Assets	$5,623,071,889	$186,802,873	$29,708,553
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,049,064	$-
OTC Options Written, at Value	-	10,356,976	-
Total Liabilities	$-	$15,406,040	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70251 08-25